Operating Lease Obligations - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Leases [Abstract]
Rent expense under operating leases, including insignificant amounts of contingent rental payments and sublease rental income	$ 4.3	$ 7.0	$ 9.5